Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies - Schedule of Revenue Percentage by Major Customer
Charterer	2020	2019	2018
A	12%	13%	15%
B	9%	11%	10%
C	9%	10%	10%